Ordinary dividends	12 Months Ended
Dec. 31, 2023
Disclosure of Dividends [abstract]
Ordinary dividends
8. Ordinary dividends
Amounts recognised as distributions to equity holders in the year:

	2023		2022		2021		2023	2022	2021
Per share	Pence per share						£m	£m	£m
Final dividend in respect of the prior year (2022)	24.40	p	18.70	p	14.00	p	261.8	203.5	167.7
Interim dividend in respect of the current year (2023)	15.00	p	15.00	p	12.50	p	161.0	161.9	147.0
	39.40	p	33.70	p	26.50	p	422.8	365.4	314.7
Proposed final dividend for the year ended 31 December 2023:

	2023		2022		2021
Per share	Pence per share
Final dividend	24.40	p	24.40	p	18.70	p
The payment of dividends will not have any tax consequences for the Group.
Final dividends are paid in the subsequent year to which they relate.